THE ADVISORS’ INNER CIRCLE FUND III

Mesirow Financial High Yield Fund (the “Financial High Yield Fund”)

Mesirow Financial Small Cap Value Sustainability Fund (the “Financial Small Cap Value Sustainability Fund” and, together with the Financial High Yield Fund, the “Funds”)

Supplement dated March 26, 2020 to:

•	each Fund’s Summary Prospectus, dated January 28, 2020 (collectively, the “Summary Prospectuses”); and
•	the Funds’ Statutory Prospectus, dated January 28, 2020, (the “Statutory Prospectus,” and, together with the Summary Prospectuses, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

1. In the “Performance Information” section of the Financial High Yield Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Returns” table is hereby deleted and replaced with the following:

Mesirow Financial High Yield Fund	1 Year	Since Inception (12/03/2018)
Fund Returns Before Taxes
Institutional Shares	12.99%	9.25%
Investor Shares	12.80%	9.08%
Fund Returns After Taxes
Institutional Shares	9.07%	5.55%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Shares	7.62%	5.47%
Bloomberg Barclays U.S. Corporate High Yield Index	14.32%	10.54%

2. In the “Performance Information” section of the Financial Small Cap Value Sustainability Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Returns” table is hereby deleted and replaced with the following:

Mesirow Financial Small Cap Value Sustainability Fund	1 Year	Since Inception (12/19/2018)
Fund Returns Before Taxes
Institutional Shares	23.03%	18.97%
Investor Shares	22.91%	18.97%
Fund Returns After Taxes
Institutional Shares	19.35%	15.50%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Shares	13.65%	13.02%
Russell 2000 Value Index	22.39%	21.12%

Please retain this supplement for future reference.

MES-SK-001-0100

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